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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-5950

Money Market Obligations Trust

(Exact name of registrant as specified in charter)

5800 Corporate Drive Pittsburgh, PA 15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant's telephone number, including area code:    412-288-1900

Date of fiscal year end:    October 31, 2004

Date of reporting period:     July 1, 2003 to June 30, 2004

Item 1.  Proxy Voting Record.
     Alababma Municipal Cash Trust
     Arizona Municipal Cash Trust
     California Municipal Cash Trust
     Connecticut Municipal Cash Trust
     Federated Tax-Free Trust
     Florida Municipal Cash Trust
     Georgia Municipal Cash Trust
     Maryland Municipal Cash Trust
     Massachusetts Municipal Cash Trust
     Michigan Municipal Cash Trust
     Minnesota Municipal Cash Trust
     New Jersey Municipal Cash Trust
     New York Municipal Cash Trust
     North Carolina Municipal Cash Trust
     Ohio Municipal Cash Trust
     Pennsylvania Municipal Cash Trust
     Virginia Municipal Cash Trust

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Money Market Obligations Trust
By (Signature and Title)	/s/ J. Christopher Donahue President - Principal Executive Officer

Insert printed name and title of signing officer    J. Christopher Donahue, President - Principal Executive Officer

Date   August 25, 2004